Employee Benefits - Schedule of Plan Assets Invested (Detail)	Dec. 31, 2020	Dec. 31, 2019
Puerto Rico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	43.00%	41.00%
Debt instruments	22.00%	58.00%
Others	35.00%	1.00%
Total	100.00%	100.00%
Brazil [member]
Disclosure of fair value of plan assets [line items]
Debt instruments	95.00%	94.00%
Others	5.00%	6.00%
Total	100.00%	100.00%
Mexico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	68.00%	64.00%
Debt instruments	32.00%	36.00%
Total	100.00%	100.00%